Derivatives Fair value of financial liabilities (Details) (USD $)	Jun. 30, 2012
Derivative Financial Instruments Level 1	$ 0
Derivative Financial Instruments Level 2	0
Derivative Financial Instruments Level 3	72,166
Total Derivative Financial Instruments	$ 72,166